Acquisitions and Related Transactions Acquisitions (2015 Narrative) (Details) $ in Millions, gallons in Billions	1 Months Ended					3 Months Ended	12 Months Ended
	Aug. 31, 2016	Oct. 31, 2015 USD ($) shares	Jul. 31, 2015 USD ($) shares	Apr. 30, 2015 USD ($) gallons shares	Mar. 31, 2015 USD ($) shares	Mar. 31, 2015 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)
Payments to Acquire Businesses, Gross | $		$ 382
Dropdown of Sunoco LLC Interest [Member]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage				31.58%
Business Combination, Consideration Transferred | $				$ 816
Gallons of motor fuel distributed | gallons				5.3
Payments to Acquire Businesses, Gross | $				$ 775
Equity Issued in Business Combination, Fair Value Disclosure | $				$ 41
Dropdown of Susser [Member]
Payments to Acquire Businesses, Gross | $			$ 970
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable | $			$ 970
Sunoco LP Exchange [Member]
Stock Repurchased During Period, Shares | shares			31,500,000
IDR Subsidies | $			$ 35
Term of IDR Subsidy			10 years
Bakken Pipeline Transaction [Member]
Class I Distributions | $						$ 55	$ 30
Business Combination, Consideration Transferred | $					$ 879
Partners' Capital Account, Units, Redeemed | shares					46,200,000
Regency Merger [Member]
Business Acquisition, Number Of Share Received In Exchange Of Each Share | shares				0.6186
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares				258,300,000
Relinquishment of Incentive Distributions | $							$ 320
Dakota Access and ETCOC [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		75.00%
Susser [Member] | Dropdown of Susser [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			100.00%
Sunoco LP [Member]
Partners' Capital Account, Sale of Units | $			$ 213					$ 405
Sunoco LP [Member] | Dropdown of Susser [Member]
Sale of Stock, Number of Shares Issued in Transaction | shares			22,000,000
Sunoco GP [Member] | Sunoco LP Exchange [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			100.00%
Parent Company [Member] | Bakken Pipeline Transaction [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest					45.00%
Bakken Holdings Company LLC [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		40.00%
Class I Units [Member] | Bakken Pipeline Transaction [Member]
Partners' Capital Account, Units | shares					100	100
Class B Units [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares		9,400,000
Class A Units [Member] | Sunoco LP [Member] | Dropdown of Susser [Member]
Sale of Stock, Number of Shares Issued in Transaction | shares			79,308
Class H Units [Member]
Partners' Capital Account, Units | shares					50,200,000	50,200,000
Allocation of Profits, Losses and Other by Sunoco, Percent							90.05%
Class H Units [Member] | Bakken Pipeline Transaction [Member]
Allocation of Profits, Losses and Other by Sunoco, Percent					90.05%	90.05%
Partners' Capital Account, Units, Redeemed | shares					30,800,000
ETP [Member] | Sunoco LP [Member] | Dropdown of Susser [Member]
Sale of Stock, Number of Shares Issued in Transaction | shares			10,900,000
ETP [Member] | Bakken Holdings Company LLC [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	60.00%
Relinquishment, Years 2 through 5 [Member] | Regency Merger [Member]
Relinquishment of Incentive Distributions | $							$ 60
Relinquishment, Year 1 [Member] | Regency Merger [Member]
Relinquishment of Incentive Distributions | $							$ 80
ETP Subsidiaries [Member] | Regency Merger [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares				23,300,000
ETP Series A Preferred Units [Member] | Regency Merger [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares				1,900,000